RETIREMENT-RELATED BENEFITS - Changes in Benefit Obligation and Plan Assets (Details) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Sep. 30, 2013	Jun. 30, 2011	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
U.S. Pension Plans
Changes in benefit obligation
Benefit obligation, balance at beginning of period			$ 53,120	$ 56,643
Interest cost			2,048	2,028	$ 2,211
Actuarial losses/(gains)			602	(1,920)
Benefits paid from trust			(3,430)	(3,514)
Direct benefit payments			(123)	(117)
Benefit obligation, balance at end of period			52,218	53,120	56,643
Change in plan assets
Fair value of plan assets, balance at beginning of period			51,716	55,772
Actual return on plan assets			3,118	(542)
Benefits paid from trust			(3,430)	(3,514)
Fair value of plan assets, balance at end of period			51,405	51,716	55,772
Funded status			(814)	(1,405)
Accumulated benefit obligation			52,218	53,120
Non-US Pension Plans
Changes in benefit obligation
Benefit obligation, balance at beginning of period			44,717	49,834
Service cost			420	454	449
Interest cost			1,035	1,075	1,533
Plan participants' contributions			30	34
Acquisitions/divestitures, net			(63)	39
Actuarial losses/(gains)			3,217	(861)
Benefits paid from trust			(1,792)	(1,784)
Direct benefit payments			(381)	(402)
Foreign exchange impact			(2,222)	(3,907)
Amendments/curtailments/settlements/other			20	235
Benefit obligation, balance at end of period			44,981	44,717	49,834
Change in plan assets
Fair value of plan assets, balance at beginning of period			35,748	39,543
Actual return on plan assets			3,828	417
Employer contributions			464	474
Acquisitions/divestitures, net			(73)	53
Plan participants' contributions			30	34
Benefits paid from trust			(1,792)	(1,784)
Foreign exchange impact			(2,175)	(3,004)
Amendments/curtailments/settlements/other			(10)	14
Fair value of plan assets, balance at end of period			36,020	35,748	39,543
Funded status			(8,960)	(8,969)
Accumulated benefit obligation			44,514	44,071
Non-US Pension Plans | Brazil
Change in plan assets
Return of Brazil plan assets resulting from 2011 and 2013 government rulings			23	33
Period for return of plan assets to entity	3 years	3 years
U.S. Nonpension Postretirement Benefit Plans
Changes in benefit obligation
Benefit obligation, balance at beginning of period			4,652	5,053
Service cost			17	24	26
Interest cost			165	163	187
Plan participants' contributions			50	52
Acquisitions/divestitures, net			0	(8)
Actuarial losses/(gains)			16	(204)
Benefits paid from trust			(400)	(406)
Direct benefit payments			(30)	(23)
Medicare/Government subsidies				1
Amendments/curtailments/settlements/other				0
Benefit obligation, balance at end of period			4,470	4,652	5,053
Change in plan assets
Fair value of plan assets, balance at beginning of period			71	16
Actual return on plan assets			0	0
Employer contributions			305	409
Acquisitions/divestitures, net			0	0
Plan participants' contributions			50	52
Benefits paid from trust			(400)	(406)
Fair value of plan assets, balance at end of period			26	71	16
Funded status			(4,444)	(4,582)
Non-U.S. Nonpension Postretirement Benefit Plans
Changes in benefit obligation
Benefit obligation, balance at beginning of period			618	817
Service cost			5	7	7
Interest cost			51	50	63
Acquisitions/divestitures, net			0	0
Actuarial losses/(gains)			16	(52)
Benefits paid from trust			(5)	(5)
Direct benefit payments			(27)	(26)
Foreign exchange impact			35	(174)
Amendments/curtailments/settlements/other			0	0
Benefit obligation, balance at end of period			692	618	817
Change in plan assets
Fair value of plan assets, balance at beginning of period			59	84
Actual return on plan assets			8	7
Employer contributions			0	0
Acquisitions/divestitures, net			0	0
Benefits paid from trust			(5)	(5)
Foreign exchange impact			9	(26)
Amendments/curtailments/settlements/other			0	(1)
Fair value of plan assets, balance at end of period			71	59	$ 84
Funded status			$ (622)	$ (558)